CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 1,561,665	$ 1,387,666	$ 1,269,657
Cost of Revenues	512,528	526,227	488,579
Gross profit	1,049,137	861,439	781,078
Research and development, net	481,293	482,861	424,937
Selling and marketing	399,577	492,886	512,027
General and administrative	160,033	171,045	169,648
Restructuring, Settlement and Impairment Provisions	32,614	0	0
Total operating expenses	1,073,517	1,146,792	1,106,612
Operating loss	(24,380)	(285,353)	(325,534)
Financial income (expenses), net	62,474	(183,513)	271,943
Other income (expenses)	(255)	1,023	584
Income (loss) before taxes on income	37,839	(467,843)	(53,007)
Income tax expense (benefit)	4,702	(42,980)	64,202
Net income (loss)	33,137	(424,863)	(117,209)
Other comprehensive income (loss):
Unrealized gain (loss) from marketable securities, net	8,593	(10,756)	(4,701)
Unrealized gain (loss) on cash flow hedge, net	29,054	(21,643)	(5,761)
Other comprehensive income (loss) for the year, net	37,647	(32,399)	(10,462)
Total comprehensive loss	$ 70,784	$ (457,262)	$ (127,671)
Basic net loss per ordinary share (in USD per share)	$ 0.58	$ (7.33)	$ (2.06)
Diluted net loss per ordinary share (in USD per share)	$ 0.57	$ (7.33)	$ (2.06)
Creative Subscriptions
Revenues	$ 1,152,007	$ 1,039,479	$ 950,299
Cost of Revenues	215,515	251,587	232,619
Business Solutions
Revenues	409,658	348,187	319,358
Cost of Revenues	$ 297,013	$ 274,640	$ 255,960